UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22877

Nuveen All Cap Energy MLP Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       November 30

Date of reporting period:  August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMLP

Nuveen All Cap Energy MLP Opportunities Fund
Portfolio of Investments	August 31, 2016 (Unaudited)

Shares/Units	Description (1)			Value

	LONG-TERM INVESTMENTS – 131.7% (99.8% of Total Investments)

	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES – 131.7% (99.8% of Total Investments)

	Energy Equipment & Services – 6.1% (4.6% of Total Investments)

481,902	Archrock Partners LP			$7,247,806

	Gas Utilities – 3.3% (2.4% of Total Investments)

84,049	AmeriGas Partners LP			3,851,966

	Oil, Gas & Consumable Fuels – 122.3% (92.8% of Total Investments)

465,968	American Midstream Partners LP			6,192,715
542,595	Arc Logistics Partners LP			7,992,424
285,129	Crestwood Equity Partners LP			5,930,683
308,938	DCP Midstream Partners LP			10,123,898
92,160	Delek Logistics Partners LP			2,404,454
713,965	Enable Midstream Partners LP			10,074,046
258,950	Enbridge Energy Management LLC, (2)			5,893,702
672,130	EnLink Midstream Partners LP			11,863,095
148,200	GasLog Partners LP			2,940,288
187,215	Global Partners LP			2,838,179
310,085	Golar LNG Partners LP, (3)			6,021,851
139,535	Holly Energy Partners LP			4,539,074
387,060	JP Energy Partners LP			2,895,209
318,390	KNOT Offshore Partners LP, (3)			5,928,422
238,485	Navios Maritime Midstream Partners LP, (3)			2,857,050
398,938	NGL Energy Partners LP			7,236,735
97,945	PBF Logistics LP			1,987,304
371,500	PennTex Midstream Partners, LP			6,055,450
294,000	Rice Midstream Partners LP, (4)			6,720,840
326,175	Summit Midstream Partners LP			8,160,899
316,441	Sunoco LP, (4)			9,423,613
42,473	TC PipeLines LP			2,230,257
125,613	Teekay Offshore Partners LP, (4)			693,384
812,000	Teekay Offshore Partners LP			4,482,240
37,588	TransMontaigne Partners LP			1,574,185
314,902	USD Partners LP			3,901,636
298,385	World Point Terminals LP			4,595,129
	Total Oil, Gas & Consumable Fuels			145,556,762
	Total Long-Term Investments (cost $176,414,596)			156,656,534

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.2% (0.2% of Total Investments)

	REPURCHASE AGREEMENTS – 0.2% (0.2% of Total Investments)

$258	Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/16, repurchase price $257,793, collateralized by $250,000 U.S. Treasury Notes, 2.250%, due 11/15/25, value $265,625	0.030%	9/01/16	$257,792
	Total Short-Term Investments (cost $257,792)			257,792
	Total Investments (cost $176,672,388) – 131.9%			156,914,326
	Borrowings – (32.8)% (5), (6)			(39,000,000)
	Other Assets Less Liabilities – 0.9%			1,069,697
	Net Assets – 100%			$118,984,023

NUVEEN	1

JMLP	Nuveen All Cap Energy MLP Opportunities Fund
	Portfolio of Investments (continued)	August 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Master Limited Partnerships & MLP Affiliates	$156,656,534	$—	$—	$156,656,534

Short-Term Investments:
Repurchase Agreements	—	257,792	—	257,792
Total	$156,656,534	$257,792	$—	$156,914,326

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Master Limited Partnerships & MLP Affiliates	$—	$—	$6,720,840	$—	$—	$(6,720,840)

Income Tax Information

The following is determined in accordance with income tax regulations, which may differ from generally accepted accounting principles in the United States.

As of August 31, 2016, the cost of investments was $177,197,756.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:

Gross unrealized:
Appreciation	$11,611,555
Depreciation	(31,894,985)
Net unrealized appreciation (depreciation) of investments	$(20,283,430)

2	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Distributions are paid in-kind.

(3)	Distribution designated as ordinary income which is recognized as “Dividend income” on the Statement of Operations.

(4)	Registration was declared effective 12/07/15 for Rice Midstream Partners LP, 4/15/16 for Sunoco LP and 8/29/16 for Teekay Offshore Partners LP, however, the restricted legend has not yet been removed for any of these securities.

(5)	Borrowings as a percentage of Total Investments is 24.9%.

(6)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $88,203,439 have been pledged as collateral for borrowings.

NUVEEN	3

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen All Cap Energy MLP Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 28, 2016